Due from Financial Institutions Measured at Amortized Cost (Tables)	12 Months Ended
Dec. 31, 2025
Due From Financial Institution [Abstract]
Summary of Details of Due from Financial Institutions
7.1 Details of due from financial institutions as of December 31, 2024 and 2025, are as follows:

(In millions of Korean won)		Financial institutions	Interest rate (%) as of December 31, 2025	December 31, 2024		December 31, 2025
Due from financial institutions in Korean won	Due from the Bank of Korea	The Bank of Korea	—	￦	11,635,481	￦	13,939,438
	Due from banks	KEB Hana Bank and others	0.00 ~ 4.16		3,342,114		4,141,440
	Due from others	Korea Securities Finance Corporation and others	0.00 ~ 3.33		1,473,585		1,696,282

					16,451,180		19,777,160

Due from financial institutions in foreign currencies	Due from banks in foreign currencies	The Bank of Korea. and others	0.00 ~ 4.75		7,767,797		9,115,862
	Time deposits in foreign currencies	Industrial and Commercial Bank of China and others	0.00 ~ 6.75		634,903		405,700
	Due from others	Yuanta Bank (Taiwan) and others	0.00 ~ 6.70		2,937,813		3,270,336

					11,340,513		12,791,898

				￦	27,791,693	￦	32,569,058

*	Before netting of allowance

Summary of Restricted Cash and Cash Equivalents
7.2 Details of restricted due from financial institutions as of December 31, 2024 and 2025, are as follows:

(In millions of Korean won)		Financial institutions	December 31, 2024		December 31, 2025		Reasons of restriction
Due from financial institutions in Korean won	Due from the Bank of Korea	The Bank of Korea	￦	11,635,481	￦	13,939,438	Bank of Korea Act
	Due from banks	KEB Hana Bank and others		106,500		130,640	Net settlement and others
	Due from others	Korea Securities Finance Corporation and others		1,254,615		1,630,914	Derivatives margin account and others

				12,996,596		15,700,992

Due from financial institutions in foreign currencies	Due from banks in foreign currencies	The Bank of Korea and others		2,736,871		3,392,616	Bank of Korea Act and others
	Time deposits in foreign currencies	Industrial and Commercial Bank of China and others		98,264		81,983	Bank Act of the State of New York and others
	Due from others	Yuanta Bank (Taiwan) and others		2,709,177		3,002,267	Derivatives margin account and others

				5,544,312		6,476,866

			￦	18,540,908	￦	22,177,858

*	Before netting of allowance.

Summary of Changes in the Allowances for Due from Financial Institutions Losses
7.3 Changes in allowances for credit losses of due from financial institutions for the years ended December 31, 2024 and 2025, are as follows:

(In millions of Korean won)	2024
	12-month expected credit losses		Lifetime expected credit losses
			Non- impaired		Impaired
Beginning	￦	1,021	￦	—	￦	—
Transfer between stages:
Transfer to 12-month expected credit losses		—		—		—
Transfer to lifetime expected credit losses		—		—		—
Impairment		—		—		—
Provision (reversal) of credit losses		472		—		—
Business Combination		—		—		—
Others		79		—		—

Ending	￦	1,572	￦	—	￦	—

(In millions of Korean won)	2025
	12-month expected credit losses		Lifetime expected credit losses
			Non-impaired		Impaired
Beginning	￦	1,572	￦	—	￦	—
Transfer between stages:
Transfer to 12-month expected credit losses		—		—		—
Transfer to lifetime expected credit losses		—		—		—
Impairment		—		—		—
Provision (reversal) of credit losses		(172)		—		—
Business Combination		—		—		—
Others		(50)		—		—

Ending	￦	1,350	￦	—	￦	—